Other Long-Term Assets (Detail) - CAD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Right-of-Use assets (Notes 3, 22)	$ 71
Other	9	$ 5
Total other assets	$ 80	$ 5